Schedule of Acquired Intangibles (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization and not subject to amortization	$ 10,270
Use Rights Not Subject To Amortization
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles not subject to amortization	5,280
Operating Permits
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 4,990
Acquired Finite-lived Intangible Assets, Useful Life		40 years